CONTRACT AND OTHER DEFERRED ASSETS & PROGRESS COLLECTIONS AND DEFERRED INCOME - Progress Collections and Deferred Income (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Capitalized Contract Cost [Line Items]
Current deferred income	$ 562	$ 499
Progress collections and deferred income	16,216	15,514
Non-current deferred income	1,409	1,397
Total Progress collections and deferred income	17,625	16,910
Equipment
Capitalized Contract Cost [Line Items]
Progress collections	6,511	7,183
Other
Capitalized Contract Cost [Line Items]
Progress collections	9,143	7,831
Operating segments | Aerospace
Capitalized Contract Cost [Line Items]
Current deferred income	233	170
Progress collections and deferred income	6,047	4,782
Non-current deferred income	1,110	1,090
Total Progress collections and deferred income	7,157	5,871
Operating segments | Aerospace | Equipment
Capitalized Contract Cost [Line Items]
Progress collections	74	142
Operating segments | Aerospace | Other
Capitalized Contract Cost [Line Items]
Progress collections	5,740	4,469
Operating segments | Renewable Energy
Capitalized Contract Cost [Line Items]
Current deferred income	208	198
Progress collections and deferred income	5,404	4,907
Non-current deferred income	183	194
Total Progress collections and deferred income	5,586	5,101
Operating segments | Renewable Energy | Equipment
Capitalized Contract Cost [Line Items]
Progress collections	2,464	1,843
Operating segments | Renewable Energy | Other
Capitalized Contract Cost [Line Items]
Progress collections	2,731	2,866
Operating segments | Power
Capitalized Contract Cost [Line Items]
Current deferred income	13	33
Progress collections and deferred income	4,527	5,615
Non-current deferred income	104	110
Total Progress collections and deferred income	4,632	5,725
Operating segments | Power | Equipment
Capitalized Contract Cost [Line Items]
Progress collections	3,973	5,198
Operating segments | Power | Other
Capitalized Contract Cost [Line Items]
Progress collections	541	385
Corporate
Capitalized Contract Cost [Line Items]
Current deferred income	107	99
Progress collections and deferred income	238	210
Non-current deferred income	12	3
Total Progress collections and deferred income	250	213
Corporate | Equipment
Capitalized Contract Cost [Line Items]
Progress collections	0	0
Corporate | Other
Capitalized Contract Cost [Line Items]
Progress collections	$ 131	$ 111